Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents:
Schedule of cash and cash equivalents

	December 31,
	2021		2022

Cash held at banks	Ps.	6,589,294	Ps.	7,667,651
Short term investments		2,180,768		5,507,340
Total cash and cash equivalents	Ps.	8,770,062	Ps.	13,174,991